Other Investments	12 Months Ended
Dec. 31, 2017
Other Investments
Other Investments

11. Other Investments

        Other investments comprise of investments in private companies which the Group owns equity interest of less than 20%, including certain E-commence companies and PRC registered companies that provide technology services.

        The movements in the carrying amount of other investments are as follows:

Other Investments
RMB
Balance at December 31, 2015	489,862
Additions	51,860
Less: impairment loss	(65,940)
Foreign currency translation adjustments	27,335

Balance as of December 31, 2016	503,117
Additions	23,685
Less: impairment loss	(118,026)
Foreign currency translation adjustments	(21,136)

Balance as of December 31, 2017	387,640

        The impairment losses on cost method investments were RMB41,239, RMB65,940 and RMB118,026 during the years ended December 31, 2015, 2016 and 2017, respectively.